Leases - Schedule of Amount Recognized in Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amount Recognized in Statement of Cash Flows [Abstract]
Total cash outflow for lease	$ (550,934)	$ (617,763)	$ (122,954)